Schedule of consolidated financial statements the related party transactions (Details) - Alps Life Science Inc [Member] - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Director [Member]
IfrsStatementLineItems [Line Items]
Agent commission		$ 45,590	$ 18,102
Consultancy fee			51,663
Patent License Agreement	[1]		707,028
Alps Globemedics Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Agent commission		196,531	120,189
Management fee income		$ 13,534	$ 12,916

[1]	During the financial year ended 31 March 2024, the Company entered into a Patent License Agreement with a director of the Company, wherein the director shall grant to the Company an exclusive, royalty-free and non-transferable right and license all the patents stated in the agreement.